Taxes on Income	12 Months Ended
Dec. 31, 2020
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 9 -	TAXES ON INCOME:

a.	Corporate taxation

The income of the Company, Safe-T and NetNut is taxed at the regular corporate tax rate in Israel, which is 23% for the year 2018 and thereafter.

Safe-T Inc. was taxed at a regular U.S. federal tax rate of 21% for the tax years 2020, 2019 and 2018. For the year ended December 31, 2020, Safe-T Inc and Chi Cooked will file a consolidated tax return, with Chi Cooked’s taxation period starting from its acquisition date by Safe-T Inc.

b.	Tax assessments

Tax assessments filed by the Company and Safe-T by 2015 are considered final. The tax assessment filed by the Safe-T Inc. by 2016 is considered final. NetNut and Chi Cooked have not received tax assessments since their incorporation.

c.	Carryforward tax losses

Carryforward tax losses in Israel of the Company amounted to approximately $3.9 million and $1.8 million as of December 31, 2020 and 2019, respectively.

Carryforward tax losses in Israel of Safe-T amounted to approximately $38.5 million and $31.5 million as of December 31, 2020 and 2019, respectively.

Carryforward tax losses in Israel of NetNut amounted to approximately $1.6 million and $0.4 million as of December 31, 2020 and 2019, respectively.

The Company did not recognize deferred taxes for these losses since their utilization is not expected in the foreseeable future.

d.	Deferred taxes

	Property, plant and equipment, net	Intangible assets, net	Total

Balance as of January 1, 2020	(33)	(1,007)	(1,040)
Changes during the year:
Taxes on income	23	224	247
Balance as of December 31, 2020	(10)	(783)	(793)

	Property, plant and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition due to business combination	(46)	(1,129)	149	(1,026)
Changes during the year:
Taxes on income	13	122	(149)	(14)
Balance as of December 31, 2019	(33)	(1,007)	-	(1,040)

e.	Theoretical tax reconciliation

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see section a above) and the actual tax expense:

	Year ended December 31,
	2020		2019		2018
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	100	8,091	100	12,975	100	11,747
Theoretical tax saving on this profit or loss	(23)	(1,861)	(23)	(2,984)	(23)	(2,702)
Increase in taxes resulting from permanent differences - non-deductible expenses	1.1	86	8.0	1,039	4.5	524
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	18.9	1,529	15.2	1,968	18.6	2,184
Tax expenses	(3.04)	(246)	0.18	23	0.05	6